Strategic Income Opportunities Fund Expense Example - Class NAV [Member] - Strategic Income Opportunities Fund - Class NAV	Jun. 26, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	219
Expense Example, with Redemption, 5 Years	385
Expense Example, with Redemption, 10 Years	$ 866